Impairment of Long-Lived Assets (Details) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2025	Jan. 01, 2026
Vessels and Equipment
Impairment charges	$ 0	$ 0	$ 0	$ 0	$ 20,259
Vessels and equipment useful life period
Vessels and Equipment
Asset's estimated useful life		20 years			23 years	20 years